Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 92,535	$ 52,773
Demand deposits, interest-bearing	37,456	33,407
Money market deposits	134,433	122,264
Savings deposits	181,603	176,282
Time deposits of $250,000 or more	36,643	33,709
Other time deposits	254,795	225,876
Brokered time deposits	51,229	20,899
Total deposits	788,694	665,210
Scheduled maturities of certificates of deposit [Abstract]
2017	266,724
2018	46,231
2019	15,517
2020	6,706
2021	7,469
Thereafter	20
Total	342,667
Deposits from related parties	$ 4,767	$ 4,980